Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

June 30, 2025
(Unaudited)
2025	$137,594
2026	261,890
2027	102,232
Total undiscounted lease payments	501,716
Less imputed interest	16,423
Total lease liabilities	$485,293